Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Total current assets	$ 672,467,353	$ 658,599,127
Total non-current assets	2,996,760,726	2,895,863,064
Total current liabilities	593,881,208	543,356,501
Total non-current liabilities	1,077,855,824	1,022,091,737
Cash and cash equivalents	151,989,905	211,027,141
Revenues	1,481,554,138	1,599,032,140	$ 1,639,959,815
Depreciation and amortization expense	(117,765,263)	(117,337,553)	(132,600,381)
Other Income	29,680,268	15,576,299	8,972,832
Income tax expense	104,946,765	112,099,519	83,216,935
Profit (loss)	318,205,236	425,542,215	521,432,373
Comprehensive income (loss)	$ 211,212,248	$ 493,205,732	$ 434,750,174
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Joint Ventures [Line Items]
Investments in Joint Ventures	51.00%	51.00%
Total current assets		$ 355,835
Total non-current assets		8,030,172
Total current liabilities		139,182
Cash and cash equivalents		355,446
Other fixed operating expenses	$ (125,697)	(8,144,855)
Interest income		24,829
Other Income	3,526,179
Profit (loss)	3,400,997	(8,193,670)
Comprehensive income (loss)	$ 3,400,997	$ (8,193,670)
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Joint Ventures [Line Items]
Investments in Joint Ventures	50.00%	50.00%
Total current assets	$ 9,360,553	$ 7,793,702
Total non-current assets	11,530,788	12,036,201
Total current liabilities	235,264	440,426
Total non-current liabilities	1,708,660	1,751,963
Cash and cash equivalents	8,185,391	7,310,296
Revenues	3,003,757	2,813,493
Depreciation and amortization expense	(758,607)	(782,322)
Other fixed operating expenses	(784,364)	(525,471)
Other Income	187,601
Income tax expense	(349,848)	(313,709)
Profit (loss)	1,309,903	1,191,991
Comprehensive income (loss)	$ 1,309,903	$ 1,191,991